Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions Regarding Resource Allocation

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Year Ended December 31,
	2024	2023
General and administrative expenses	$1,428,060	$2,022,981
Interest income from investments held in Trust Account	$808,868	$2,168,659